Revenues (Tables)	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Disclosure of detailed information about revenue [Table Text Block]
	Year ended
	December 31, 2025	December 31, 2024
V2O5 revenues
Produced products	$37,835	$57,446
Purchased products	13	988
	37,848	58,434
V2O3 revenues
Produced products	$4,134	$8,353
	4,134	8,353
FeV revenues
Produced products	$59,233	$46,890
Purchased products	4,582	4,872
	63,815	51,762
Vanadium sales from contracts with customers	$105,797	$118,549
Ilmenite sales from contracts with customers	4,090	6,371
	$109,887	$124,920